BORROWINGS	12 Months Ended
Dec. 31, 2024
BORROWINGS
BORROWINGS

13. BORROWINGS

Borrowings consist of the following:

	December 31,	December 31,
	2023	2024
Short-term borrowings related to project assets (1)	$291,982	$455,166
Other short-term borrowings	1,513,216	1,418,140
Total short-term borrowings	1,805,198	1,873,306
Long-term borrowings related to project assets	450,455	702,077
Other long-term borrowings	815,510	2,029,466
Total long-term borrowings	1,265,965	2,731,543
Total borrowings	$3,071,163	$4,604,849
(1)	Includes the current portion of long-term borrowings classified as current liabilities because these borrowings relate to project assets expected to be sold within one year.

As of December 31, 2024, total borrowings were $4,604,849, including $2,264,767 and $2,340,082 related to CSI Solar and Recurrent Energy, respectively. In addition, the Company had $146,542 of green bonds related to Recurrent Energy and $228,917 of convertible notes. As of December 31, 2023, total borrowings were $3,071,163, including $1,702,785 and $1,368,378 related to CSI Solar and Recurrent Energy, respectively. In addition, the Company had $161,609 of green bonds related to Recurrent Energy and $227,424 of convertible notes.

As of December 31, 2024, the Company had contractual credit facilities of $7,697,545, of which $3,693,659 has been drawn under borrowings and $513,470 has been drawn under arrangements with banks, including bank guarantees, letters of credit and notes payable, and $3,490,416 was available for draw down upon demand. In addition, as of December 31, 2024, the Company had uncommitted credit facilities of $2,153,600, of which $519,693 has been drawn under borrowings and $351,819 under similar arrangements with banks.

As of December 31, 2024, $997,434 of borrowings under Recurrent Energy were non-recourse. These borrowings are typically long-term, asset- or portfolio-specific, and denominated in the domestic currency of the respective project subsidiary. These are secured by the assets and equity of each project, and lenders have no recourse to Canadian Solar Inc. in the event of a default.

13. BORROWINGS (Continued)

As of December 31, 2024, borrowings of $2,212,135 were secured by property, plant and equipment with a carrying amount of $504,776, inventories of $20,000, land use rights of $36,392, restricted cash of $306,573, accounts receivable of $10,000, equity interests of $768,328, project assets of $502,936, and solar power and battery energy storage systems of $1,430,751. These borrowings were classified as short-term borrowings of $433,853, non-recourse borrowings - current of $130,051, long-term borrowings of $790,321 and non-recourse borrowings of $857,910.

The Company’s significant borrowings for the years ended December 31, 2023 and 2024 were as follows:

In 2020, Recurrent Energy, LLC entered into a $75,000 development loan with Nomura Securities International, Inc. In 2021, the syndicated facility was renewed with Nomura at an expanded amount of $125,000 and was set to mature in December 2023. In November 2023, the maturity was extended for another two years to November 2025. The facility is secured by certain project assets in the U.S., and is guaranteed by the Company. As of December 31, 2024, the loan was fully drawn.

In 2021, Sunmex Renovables, S.A. De C.V., a 51% owned subsidiary, obtained a $60,000 loan facility with Sumitomo Mitsui Banking Corporation (“SMBC”) for its project in Mexico and was set to mature in March 2037. The Company has provided a guarantee on the outstanding balance through a letter of credit. As of December 31, 2024, the outstanding balance was $22,367.

In 2021, Canadian Solar Spain S.L.U obtained a €50,000 ($61,132) credit facility with Banco Santander, S.A., comprising a €25,000 term loan and €25,000 revolving credit facility. In 2022, the subsidiary obtained an additional term loan facility of €45,000 ($48,309). These facilities are guaranteed by the Company. As of December 31, 2024, all three facilities were fully drawn. These facilities were refinanced in April 2025. See Note 27.

In 2023, Canadian Solar Netherlands Cooperative U.A. secured a $100,000 credit facility with Nomura Securities International, Inc. In January 2025, the credit facility was novated to Canadian Solar Holdings B.V with a renewed maturity of March 2027 at an expanded capacity of $150,000. The credit facility is guaranteed by the Company. As of December 31, 2024, $99,349 was drawn.

Between 2022 and 2024, six of the project companies in Brazil obtained non-recourse project financings in the aggregate of BRL1,300,200 ($210,249) from various financial institutions, including BNB, Bradesco, Itaú BBA and Vortx Serviços Fiduciários Ltda. These facilities are secured by assets and equity interests in subsidiaries, with maturities set for September 2025 for a BRL200,000 ($38,504) bridge loan, and between 2033 and 2047 for the remaining facilities. As of December 31, 2024, $211,213 was drawn.

In June 2023, Canadian Solar Netherlands Cooperative U.A. secured two credit facilities, comprising a €30,000 ($32,736)and $20,000 term loan facilities, and a $110,500 revolving credit facility with Santander Corporate & Investment Banking (“Santander CIB”). These facilities are guaranteed by the Company. As of December 31, 2024, all facilities were fully drawn. These facilities were refinanced in April 2025. See Note 27.

In 2023, North Fork Solar Project, LLC secured $112,087 in non-recourse project financing for its project in Oklahoma, which achieved commercial operations in June 2024. Norddeutsche Landesbank and Rabobank acted as lead arrangers. The financing includes a $98,736 construction and term loan and a $13,351 letter of credit facility, and is secured by assets and equity interests in the subsidiary. The financing will mature in December 2043. As of December 31, 2024, $95,248 of the term loan was drawn.

In 2023, AURORA 01 GK issued JPY18,500,000 ($121,958) in private placement of green bonds. The bonds will mature in September 2026 and are guaranteed by the Company. As of December 31, 2024, the carrying value net of unamortized issuance costs was $115,804, and is included as a component of green bonds and convertible notes.

In 2024, Canadian Solar UK Projects Ltd secured a €95,000 ($102,648) credit facility with Investec Bank Plc. The syndicated facility comprises a €40,000 ($43,220) term loan and a €55,000 ($59,428) revolving credit facility, which will mature in February 2027 and is guaranteed by the Company. As of December 31, 2024, $97,163 was drawn.

In 2024, RE Gallium LLC secured a $150,000 credit facility with Coöperatieve Rabobank U.A, and is guaranteed by the Company. As of December 31, 2024, $148,066 was drawn. The credit facility was refinanced in April 2025. See Note 27.

13. BORROWINGS (Continued)

In 2024, RE Papago LLC and Papago BESS Class B LLC, obtained $513,312 in project financing for its battery energy storage project in Arizona, with MUFG and Norddeutsche Landesbank as lead arrangers. The facility is secured by assets and equity interests in the subsidiary. The facility includes a $248,664 non-recourse construction and term loan, a $163,560 tax equity bridge loan and a $101,088 letter of credit facility. The latter two are guaranteed by the Company. The financing will mature in April 2030. As of December 31, 2024, $248,664 of the construction and term loan and $58,517 of the tax equity bridge loan was drawn.

In 2023 and 2024, Canadian Solar Sunenergy (Jiaxing) Co. Ltd. entered into credit facilities in the aggregate of RMB 3,780,508,000 ($525,918) with various banks, and these credit facilities will mature through April 2030 by installments. Credit facilities of RMB 81,884,000 ($11,391) are unsecured, and the remaining RMB 3,698,624,000 ($514,527) are guaranteed by CSI Solar. As of December 31, 2024, $305,878 was drawn.

In 2023 and 2024, CSI Cells (Suqian) Co., Ltd. entered into credit facilities in the aggregate of RMB 2,900,000,000 ($403,428) with various banks, and these credit facilities will mature through September 2026 by installments. Credit facilities of RMB 400,000,000 ($55,645) are unsecured and are guaranteed by CSI Solar. The remaining RMB 2,500,000,000 ($347,783) are secured by property, plant and equipment and equity interest of CSI Cells (Suqian) Co., Ltd. and are also guaranteed by CSI Solar. As of December 31, 2024, $208,670 was drawn.

In 2023 and 2024, CSI Cells (Yangzhou) Co., Ltd. entered into credit facilities in the aggregate of RMB 2,176,112,000 ($302,726) with various banks, and these credit facilities will mature through August 2028 by installments. Credit facilities of RMB 450,000,000 ($62,601) are unsecured and are guaranteed by CSI Solar. The remaining RMB 1,726,112,000 ($240,125) are secured by property, plant and equipment and equity interest of CSI Cells (Yangzhou) Co., Ltd. and are also guaranteed by CSI Solar. As of December 31, 2024, $142,634 was drawn.

In 2023 and 2024, CSI Solar Technology (Xining) Co., Ltd. entered into credit facilities in the aggregate of RMB 1,277,237,000 ($177,680) with various banks, and these credit facilities will mature in May 2028 by installments. Credit facilities of RMB 180,000,000 ($25,040) is unsecured and are guaranteed by CSI Solar. The remaining RMB 1,097,237,000 ($152,640) are secured by property, plant and equipment and equity interest of CSI Solar Technology (Xining) Co., Ltd, and are also guaranteed by CSI Solar. As of December 31, 2024, $173,505 was drawn.

In 2024, Canadian Solar US Cell Manufacturing Corporation entered into a $450,000 syndicated credit facility with Santander as lead arranger and various financial institutions. The facility will mature through October 2029 by installments. The credit facility is secured by the equity interest and certain assets of Canadian Solar US Cell Manufacturing Corporation, and is guaranteed by the Company and Canadian Solar US Module Manufacturing Corporation. As of December 31, 2024, the facility was undrawn.

As of December 31, 2024, the financial covenants related to these borrowings were met.

In connection with the sale of project assets in the years ended December 31, 2022, 2023 and 2024, borrowings of $193,578, $161,709 and nil, respectively, were assumed by buyers.

As of December 31, 2024, future principal repayments on borrowings are as follows (including $69,523 of current portion of long-term borrowings classified as current liabilities because these borrowings relate to project assets expected to be sold within one year):

Year Ending December 31,
2025	$1,873,307
2026	812,798
2027	569,199
2028	329,388
2029	141,707
Thereafter	878,450
Total	$4,604,849

13. BORROWINGS (Continued)

Weighted average effective interest rates were as follows:

	December 31,	December 31,
	2023	2024
Short-term borrowings	3.8%	3.1%
Long-term borrowings	6.7%	5.4%

The Company capitalized interest on borrowings obtained to finance construction of project assets, solar power and battery energy storage systems, or property, plant and equipment, until the asset is ready for its intended use. Interest costs incurred were as follows:

	Years Ended December 31,
	2022	2023	2024
Interest expense	$74,266	$114,099	$137,468
Interest capitalized:
Project assets	26,439	27,676	38,456
Solar power and battery energy storage systems	18,666	33,097	70,487
Property, plant and equipment	—	963	—
Total interest costs	$119,371	$175,835	$246,411